UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05299

T. Rowe Price Science & Technology Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Science & Technology Fund

Investor Class (PRSCX)

This annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Investor Class	$90	0.80%

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period as corporate earnings remained favorable, investors favored artificial intelligence (AI)-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy.

  Internet company Alphabet and semiconductor company Broadcom were top absolute contributors in 2025. Alphabet advanced on explosive growth in its Gemini AI platform, Google Search and AI Overviews expansion, and a favorable antitrust ruling late in the period that allowed Google to retain key search distribution deals. Broadcom benefited from sector-wide AI adoption as its applications-specific integrated circuits, marketed as “XPUs,” gained significant traction among hyperscale companies seeking energy-efficient alternatives in the market.

  Software companies ServiceNow and Salesforce detracted on an absolute basis. ServiceNow declined on concerns regarding the company’s slowing subscription revenue growth and mixed reception on its late-period acquisition of Armis, which investors viewed as expensive and a complex integration. Shares of Salesforce fell due to slow adoption of its Agentforce AI platform, heavy AI investments, and competitive pressure from sector peers.

  The fund seeks to provide long-term capital appreciation and focuses on technology companies with potential for real earnings and revenue growth and a leading or growing market share. We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of the numbers, and the right side of macroeconomic trends.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,685	10,097	10,046
2016	10,356	10,362	10,024
2016	11,670	10,818	11,310
2016	11,181	11,274	11,356
2017	12,681	11,921	12,731
2017	13,534	12,280	13,343
2017	14,463	12,842	14,372
2017	15,566	13,656	15,646
2018	16,404	13,568	16,693
2018	17,332	14,095	17,987
2018	16,931	15,099	19,586
2018	14,477	12,940	16,096
2019	17,780	14,757	19,314
2019	18,227	15,361	20,277
2019	18,642	15,540	20,545
2019	21,095	16,954	22,967
2020	17,718	13,410	20,042
2020	23,163	16,364	26,501
2020	25,964	17,871	29,368
2020	30,758	20,495	33,337
2021	33,120	21,796	34,475
2021	35,638	23,592	38,711
2021	33,338	23,568	38,640
2021	32,447	25,754	42,139
2022	27,303	24,395	37,480
2022	22,249	20,321	28,635
2022	20,380	19,413	26,826
2022	21,023	20,808	27,239
2023	26,671	22,302	33,083
2023	29,519	24,172	38,288
2023	28,610	23,386	37,459
2023	32,327	26,209	43,889
2024	37,814	28,835	50,608
2024	40,943	29,762	55,354
2024	41,531	31,616	56,383
2024	45,345	32,448	59,722
2025	38,245	30,916	52,898
2025	47,414	34,314	65,263
2025	54,488	37,120	73,838
2025	56,422	38,012	76,337

202501-4140694, 202601-5112982

F61-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Science & Technology Fund (Investor Class)	24.43%	12.90%	18.89%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P North America Tech Index (Strategy Benchmark)	27.82	18.02	22.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$11,912,426
  Number of Portfolio Holdings135
  Investment Advisory Fees Paid (000s)$66,084
  Portfolio Turnover Rate229.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	14.9%
Processors	12.8
Infrastructure and Developer Tool Software	11.3
Digital Systems	10.0
Consumer Electronics	8.5
Semiconductor Capital Equipment	6.4
Front-Office Applications Software	4.7
IT Services	3.7
Wireline Equipment	3.7
Other	24.0

Top Ten Holdings (as a % of Net Assets)

NVIDIA	10.0%
Microsoft	8.6
Broadcom	8.4
Alphabet	8.3
Apple	8.2
Meta Platforms	5.2
Palantir Technologies	2.5
Salesforce	2.4
Lam Research	2.4
Micron Technology	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Science & Technology Fund

Investor Class (PRSCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Science & Technology Fund

Advisor Class (PASTX)

This annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Advisor Class	$119	1.06%

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period as corporate earnings remained favorable, investors favored artificial intelligence (AI)-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy.

  Internet company Alphabet and semiconductor company Broadcom were top absolute contributors in 2025. Alphabet advanced on explosive growth in its Gemini AI platform, Google Search and AI Overviews expansion, and a favorable antitrust ruling late in the period that allowed Google to retain key search distribution deals. Broadcom benefited from sector-wide AI adoption as its applications-specific integrated circuits, marketed as “XPUs,” gained significant traction among hyperscale companies seeking energy-efficient alternatives in the market.

  Software companies ServiceNow and Salesforce detracted on an absolute basis. ServiceNow declined on concerns regarding the company’s slowing subscription revenue growth and mixed reception on its late-period acquisition of Armis, which investors viewed as expensive and a complex integration. Shares of Salesforce fell due to slow adoption of its Agentforce AI platform, heavy AI investments, and competitive pressure from sector peers.

  The fund seeks to provide long-term capital appreciation and focuses on technology companies with potential for real earnings and revenue growth and a leading or growing market share. We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of the numbers, and the right side of macroeconomic trends.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,679	10,097	10,046
2016	10,342	10,362	10,024
2016	11,651	10,818	11,310
2016	11,155	11,274	11,356
2017	12,643	11,921	12,731
2017	13,485	12,280	13,343
2017	14,403	12,842	14,372
2017	15,487	13,656	15,646
2018	16,315	13,568	16,693
2018	17,222	14,095	17,987
2018	16,815	15,099	19,586
2018	14,369	12,940	16,096
2019	17,633	14,757	19,314
2019	18,066	15,361	20,277
2019	18,461	15,540	20,545
2019	20,877	16,954	22,967
2020	17,522	13,410	20,042
2020	22,889	16,364	26,501
2020	25,634	17,871	29,368
2020	30,347	20,495	33,337
2021	32,651	21,796	34,475
2021	35,105	23,592	38,711
2021	32,818	23,568	38,640
2021	31,921	25,754	42,139
2022	26,840	24,395	37,480
2022	21,855	20,321	28,635
2022	20,013	19,413	26,826
2022	20,636	20,808	27,239
2023	26,166	22,302	33,083
2023	28,934	24,172	38,288
2023	28,030	23,386	37,459
2023	31,647	26,209	43,889
2024	36,992	28,835	50,608
2024	40,025	29,762	55,354
2024	40,569	31,616	56,383
2024	44,267	32,448	59,722
2025	37,307	30,916	52,898
2025	46,227	34,314	65,263
2025	53,091	37,120	73,838
2025	54,936	38,012	76,337

202501-4140694, 202601-5112982

F261-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Science & Technology Fund (Advisor Class)	24.10%	12.60%	18.57%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P North America Tech Index (Strategy Benchmark)	27.82	18.02	22.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$11,912,426
  Number of Portfolio Holdings135
  Investment Advisory Fees Paid (000s)$66,084
  Portfolio Turnover Rate229.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	14.9%
Processors	12.8
Infrastructure and Developer Tool Software	11.3
Digital Systems	10.0
Consumer Electronics	8.5
Semiconductor Capital Equipment	6.4
Front-Office Applications Software	4.7
IT Services	3.7
Wireline Equipment	3.7
Other	24.0

Top Ten Holdings (as a % of Net Assets)

NVIDIA	10.0%
Microsoft	8.6
Broadcom	8.4
Alphabet	8.3
Apple	8.2
Meta Platforms	5.2
Palantir Technologies	2.5
Salesforce	2.4
Lam Research	2.4
Micron Technology	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Science & Technology Fund

Advisor Class (PASTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Science & Technology Fund

I Class (TSNIX)

This annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - I Class	$75	0.67%

What drove fund performance during the past 12 months?

  Science and technology stocks advanced during the period as corporate earnings remained favorable, investors favored artificial intelligence (AI)-related businesses and other high-growth companies, and Congress passed tax legislation that should provide some fiscal stimulus to the economy.

  Internet company Alphabet and semiconductor company Broadcom were top absolute contributors in 2025. Alphabet advanced on explosive growth in its Gemini AI platform, Google Search and AI Overviews expansion, and a favorable antitrust ruling late in the period that allowed Google to retain key search distribution deals. Broadcom benefited from sector-wide AI adoption as its applications-specific integrated circuits, marketed as “XPUs,” gained significant traction among hyperscale companies seeking energy-efficient alternatives in the market.

  Software companies ServiceNow and Salesforce detracted on an absolute basis. ServiceNow declined on concerns regarding the company’s slowing subscription revenue growth and mixed reception on its late-period acquisition of Armis, which investors viewed as expensive and a complex integration. Shares of Salesforce fell due to slow adoption of its Agentforce AI platform, heavy AI investments, and competitive pressure from sector peers.

  The fund seeks to provide long-term capital appreciation and focuses on technology companies with potential for real earnings and revenue growth and a leading or growing market share. We remain focused on investing in science and technology companies that we believe are on the right side of change, the right side of the numbers, and the right side of macroeconomic trends.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
3/31/16	506,877	507,328	511,318
6/30/16	542,176	520,674	510,195
9/30/16	611,247	543,571	575,678
12/31/16	585,768	566,452	577,996
3/31/17	664,558	598,985	648,026
6/30/17	709,580	617,048	679,130
9/30/17	758,566	645,255	731,535
12/31/17	816,517	686,147	796,374
3/31/18	860,871	681,725	849,659
6/30/18	909,715	708,236	915,527
9/30/18	889,064	758,690	996,923
12/31/18	760,446	650,181	819,302
3/31/19	934,256	741,489	983,065
6/30/19	958,012	771,853	1,032,083
9/30/19	980,072	780,826	1,045,741
12/31/19	1,109,529	851,861	1,169,009
3/31/20	932,107	673,824	1,020,106
6/30/20	1,219,068	822,251	1,348,898
9/30/20	1,366,662	897,960	1,494,839
12/31/20	1,619,436	1,029,795	1,696,853
3/31/21	1,744,370	1,095,156	1,754,760
6/30/21	1,877,241	1,185,394	1,970,367
9/30/21	1,756,716	1,184,189	1,966,757
12/31/21	1,710,141	1,294,052	2,144,834
3/31/22	1,439,641	1,225,746	1,907,698
6/30/22	1,173,479	1,021,033	1,457,528
9/30/22	1,075,689	975,447	1,365,417
12/31/22	1,109,972	1,045,505	1,386,429
3/31/23	1,408,680	1,120,575	1,683,886
6/30/23	1,558,882	1,214,555	1,948,854
9/30/23	1,511,785	1,175,036	1,906,635
12/31/23	1,708,661	1,316,884	2,233,918
3/31/24	1,999,307	1,448,828	2,575,910
6/30/24	2,165,209	1,495,422	2,817,481
9/30/24	2,197,031	1,588,574	2,869,890
12/31/24	2,399,535	1,630,405	3,039,836
3/31/25	2,024,463	1,553,419	2,692,474
6/30/25	2,510,668	1,724,159	3,321,845
9/30/25	2,886,666	1,865,129	3,758,317
12/31/25	2,989,930	1,909,945	3,885,542

202501-4140694, 202601-5112982

F217-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Science & Technology Fund (I Class)	24.60%	13.05%	20.07%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.69
S&P North America Tech Index (Strategy Benchmark)	27.82	18.02	23.34

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$11,912,426
  Number of Portfolio Holdings135
  Investment Advisory Fees Paid (000s)$66,084
  Portfolio Turnover Rate229.1%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	14.9%
Processors	12.8
Infrastructure and Developer Tool Software	11.3
Digital Systems	10.0
Consumer Electronics	8.5
Semiconductor Capital Equipment	6.4
Front-Office Applications Software	4.7
IT Services	3.7
Wireline Equipment	3.7
Other	24.0

Top Ten Holdings (as a % of Net Assets)

NVIDIA	10.0%
Microsoft	8.6
Broadcom	8.4
Alphabet	8.3
Apple	8.2
Meta Platforms	5.2
Palantir Technologies	2.5
Salesforce	2.4
Lam Research	2.4
Micron Technology	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Science & Technology Fund

I Class (TSNIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
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T. ROWE PRICE
PRSCX Science & Technology
Fund
PASTX Science & Technology
Fund
.
Advisor Class
TSNIX Science & Technology
Fund
.
I Class

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 51 .73 $ 40 .18 $ 26 .13 $ 43 .40 $ 55 .09
Investment activities
Net investment loss
(1)(2)
( 0 .08 ) ( 0 .13 ) ( 0 .04 ) ( 0 .18 ) ( 0 .08 )
Net realized and unrealized
gain/loss 12 .64 16 .56 14 .09 ( 15 .04 ) 3 .01
Total from investment
activities 12 .56 16 .43 14 .05 ( 15 .22 ) 2 .93
Distributions
Net realized gain ( 6 .64 ) ( 4 .88 )  ( 2 .05 ) ( 14 .62 )
NET ASSET VALUE
End of period $ 57 .65 $ 51 .73 $ 40 .18 $ 26 .13 $ 43 .40
Ratios/Supplemental Data
Total return
(2)(3)
24 .43% 40 .27% 53 .77% ( 35 .21 ) % 5 .49%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .80% 0 .79% 0 .81% 0 .84% 0 .76%
Net expenses after
waivers/payments by Price
Associates 0 .80% 0 .79% 0 .81% 0 .84% 0 .76%
Net investment loss ( 0 .15 ) % ( 0 .27 ) % ( 0 .10 ) % ( 0 .56 ) % ( 0 .13 ) %
Portfolio turnover rate 229 .1% 217 .3% 186 .3% 66 .4% 63 .3%
Net assets, end of period (in
millions) $6,390 $5,830 $4,865 $3,190 $7,892
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 50 .82 $ 39 .55 $ 25 .79 $ 42 .97 $ 54 .66
Investment activities
Net investment loss
(1)(2)
( 0 .22 ) ( 0 .26 ) ( 0 .12 ) ( 0 .26 ) ( 0 .25 )
Net realized and unrealized
gain/loss 12 .40 16 .27 13 .88 ( 14 .87 ) 2 .99
Total from investment
activities 12 .18 16 .01 13 .76 ( 15 .13 ) 2 .74
Distributions
Net realized gain ( 6 .51 ) ( 4 .74 )  ( 2 .05 ) ( 14 .43 )
NET ASSET VALUE
End of period $ 56 .49 $ 50 .82 $ 39 .55 $ 25 .79 $ 42 .97
Ratios/Supplemental Data
Total return
(2)(3)
24 .10% 39 .88% 53 .35% ( 35 .35 ) % 5 .19%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .06% 1 .06% 1 .06% 1 .08% 1 .06%
Net expenses after
waivers/payments by Price
Associates 1 .06% 1 .06% 1 .06% 1 .08% 1 .06%
Net investment loss ( 0 .41 ) % ( 0 .54 ) % ( 0 .35 ) % ( 0 .80 ) % ( 0 .43 ) %
Portfolio turnover rate 229 .1% 217 .3% 186 .3% 66 .4% 63 .3%
Net assets, end of period (in
thousands) $67,344 $65,079 $55,403 $36,812 $71,021
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 51 .82 $ 40 .27 $ 26 .16 $ 43 .37 $ 55 .09
Investment activities
Net investment income
(loss)
(1)(2)
( 0 .01 ) ( 0 .07 ) 0 .01 ( 0 .12 ) 0 .01
Net realized and unrealized
gain/loss 12 .69 16 .60 14 .10 ( 15 .04 ) 2 .98
Total from investment
activities 12 .68 16 .53 14 .11 ( 15 .16 ) 2 .99
Distributions
Net realized gain ( 6 .74 ) ( 4 .98 )  ( 2 .05 ) ( 14 .71 )
NET ASSET VALUE
End of period $ 57 .76 $ 51 .82 $ 40 .27 $ 26 .16 $ 43 .37
Ratios/Supplemental Data
Total return
(2)(3)
24 .60% 40 .43% 53 .94% ( 35 .09 ) % 5 .60%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .67% 0 .67% 0 .69% 0 .69% 0 .65%
Net expenses after
waivers/payments by Price
Associates 0 .67% 0 .67% 0 .69% 0 .69% 0 .65%
Net investment income (loss) ( 0 .02 ) % ( 0 .14 ) % 0 .02% ( 0 .38 ) % 0 .01%
Portfolio turnover rate 229 .1% 217 .3% 186 .3% 66 .4% 63 .3%
Net assets, end of period (in
millions) $5,455 $4,390 $2,821 $1,881 $887
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Science & Technology Fund
December 31, 2025

Portfolio of Investments
Shares $ Value
(Cost and value in $000s)
COMMON STOCKS  97.7%
BUSINESS SERVICES  0.3%
Information Services  0.3%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $29,018 (1)(2)(3) 67,484 32,603
Gartner (2)(4) 23,240 5,863
Total Business Services 38,466
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $11,621 (INR) (1)(2)(3) 7,289
Total Consumer/Retail
ENERGY  0.2%
Energy  0.2%
First Solar (2)(4) 95,100 24,843
Total Energy 24,843
FINANCIAL SERVICES  0.1%
Payments  0.1%
Ramp Business, Class A, Acquisition Date: 11/24/25,
Cost $1,246 (1)(2)(3) 13,848 1,246
Revolut, Acquisition Date: 11/10/25, Cost $6,030 (1)(2)(3) 4,276 6,000
Total Financial Services 7,246
HARDWARE  11.8%
Consumer Electronics  8.5%
Apple  3,604,736 979,984
Sandisk (2) 159,800 37,933
1,017,917
Contract Manufacturing  0.6%
Celestica (2)(4) 17,100 5,055
Fabrinet (2)(4) 51,800 23,583
Flex (2)(4) 289,100 17,467
Jabil (4) 84,000 19,154
Sanmina (2)(4) 28,900 4,337
69,596
Electronic Equipment and Components  1.8%
Coherent (2)(4) 287,800 53,119
Lumentum Holdings (2)(4) 197,300 72,723
MKS  80,800 12,912
TE Connectivity  300,800 68,435

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
TTM Technologies (2) 116,200 8,018
215,207
Enterprise Hardware  0.9%
IonQ (2)(4) 342,000 15,346
Pure Storage, Class A (2) 186,400 12,491
Seagate Technology Holdings (4) 159,600 43,952
Western Digital  182,500 31,439
103,228
Total Hardware 1,405,948
INDUSTRIALS  0.7%
Aerospace & Defense  0.1%
Beta Technologies, Class A (2)(4) 376,090 10,609
Hadrian Automation, Rights, 12/19/26, Acquisition Date:
12/19/25, Cost $  (1)(2)(3) 793,223 2,366
12,975
Automobile Manufacturers  0.3%
Tesla (2) 91,480 41,140
41,140
Other Industrials  0.3%
Fortive (4) 215,000 11,870
Roper Technologies  65,800 29,290
41,160
Total Industrials 95,275
INTERNET  14.9%
China Internet Media/Advertising  0.0%
58.com (1)(2) 8,367,978

U.S. Internet Media/Advertising  14.9%
Alphabet, Class A  1,692,782 529,841
Alphabet, Class C  1,462,377 458,894
AppLovin, Class A (2)(4) 203,500 137,122
Meta Platforms, Class A  935,315 617,392
Reddit, Class A (2)(4) 68,800 15,815
Zeta Global Holdings, Class A (2)(4) 511,464 10,408
1,769,472
U.S. Internet Services  0.0%
GoDaddy, Class A (2) 46,700 5,794
5,794
Total Internet 1,775,266

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
IT SERVICES  3.8%
Data Centers  0.1%
Whitefiber (2)(4) 516,322 8,158
8,158
IT Services  3.7%
Accenture, Class A  716,200 192,156
D-Wave Quantum (2)(4) 109,700 2,869
EPAM Systems (2) 59,200 12,129
F5 (2)(4) 36,680 9,363
International Business Machines (4) 732,380 216,938
VeriSign  24,280 5,899
439,354
Total IT Services 447,512
MEDIA & ENTERTAINMENT  0.2%
Video Gaming  0.2%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,498 (1)(2)(3) 53,150 27,486
Total Media & Entertainment 27,486
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Riot Platforms (2)(4) 489,100 6,197
Total Miscellaneous 6,197
SEMICONDUCTORS  36.3%
Analog Semiconductors  3.0%
Analog Devices (4) 357,400 96,927
Monolithic Power Systems (4) 137,980 125,060
ON Semiconductor (2)(4) 220,200 11,924
Semtech (2)(4) 89,200 6,573
SiTime (2)(4) 17,000 6,004
Texas Instruments (4) 607,300 105,360
351,848
Digital Systems  10.0%
NVIDIA  6,398,936 1,193,402
1,193,402
Foundry  0.1%
Tower Semiconductor (2)(4) 106,183 12,468
12,468
Memory  2.7%
Micron Technology  913,400 260,694

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
Rambus (2) 375,100 34,468
SK hynix (KRW)  46,872 21,227
316,389
Microcontrollers  1.3%
Astera Labs (2) 550,800 91,631
Microchip Technology (4) 205,100 13,069
NXP Semiconductors (4) 205,200 44,541
149,241
Other Semiconductors  0.0%
PsiQuantum, Acquisition Date: 12/24/25 - 12/30/25,
Cost $2,031 (1)(2)(3) 64,750 3,450
3,450
Processors  12.3%
Advanced Micro Devices (2) 1,168,200 250,182
Broadcom  2,902,925 1,004,702
Credo Technology Group Holding (2) 324,400 46,678
Intel (2) 3,405,600 125,667
Marvell Technology  169,900 14,438
QUALCOMM  168,000 28,736
1,470,403
RF Semiconductors  0.4%
Impinj (2)(4) 270,000 46,983
46,983
Semiconductor Capital Equipment  6.4%
Advanced Energy Industries (4) 29,300 6,135
Advantest (JPY)  291,300 36,834
Amkor Technology (4) 37,800 1,492
Applied Materials (4) 412,100 105,906
Entegris (4) 144,000 12,132
FormFactor (2) 53,100 2,962
KLA  201,880 245,300
Lam Research (4) 1,637,100 280,239
Onto Innovation (2) 38,600 6,093
Teradyne  334,100 64,669
761,762
Semiconductor Materials  0.1%
Lightmatter, Acquisition Date: 8/27/25, Cost $10,028 (1)(2)(3) 200,000 17,046
17,046
Total Semiconductors 4,322,992

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
SOFTWARE  24.8%
Back-Office Applications Software  1.2%
Intuit  213,160 141,201
141,201
Collaboration and Productivity Software  3.5%
Atlassian, Class A (2) 293,500 47,588
Palantir Technologies, Class A (2)(4) 1,649,615 293,219
ServiceNow (2) 396,840 60,792
UiPath, Class A (2) 709,500 11,629
413,228
Design Software  1.2%
Cadence Design Systems (2)(4) 166,080 51,913
PTC (2) 138,600 24,146
Synopsys (2)(4) 136,548 64,139
140,198
Front-Office Applications Software  4.3%
Adobe (2) 497,160 174,001
HubSpot (2)(4) 93,000 37,321
Pegasystems (4) 96,500 5,763
Salesforce  1,095,300 290,156
507,241
Industry-Specific Software  1.8%
Shopify, Class A (2) 1,195,560 192,449
Unity Software (2) 564,200 24,921
217,370
Infrastructure and Developer Tool Software  11.1%
Arista Networks (2) 796,320 104,342
DigitalOcean Holdings (2)(4) 28,500 1,371
Microsoft  2,106,151 1,018,577
MongoDB (2)(4) 56,600 23,755
Nutanix, Class A (2) 233,800 12,085
Oracle (4) 632,725 123,324
Snowflake (2) 134,200 29,438
Twilio, Class A (2) 105,600 15,021
1,327,913
Security Software  1.7%
Crowdstrike Holdings, Class A (2) 157,274 73,724
Gen Digital (4) 428,600 11,654

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
Palo Alto Networks (2) 611,550 112,647
198,025
Total Software 2,945,176
TELECOM EQUIPMENT  4.5%
Wireless Equipment  0.8%
InterDigital (4) 180,948 57,610
Motorola Solutions  110,080 42,196
99,806
Wireline Equipment  3.7%
Amphenol, Class A  925,186 125,030
Ciena (2) 109,300 25,562
Cisco Systems  3,087,032 237,794
Corning  562,386 49,242
437,628
Total Telecom Equipment 537,434
TELECOM SERVICES  0.0%
U.S. Cable/Satellite  0.0%
Viasat (2)(4) 128,800 4,438
Total Telecom Services 4,438
Total Common Stocks (Cost $7,668,116) 11,638,279
CONVERTIBLE PREFERRED STOCKS  2.4%
BUSINESS SERVICES  0.1%
Information Services  0.1%
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $5,362 (1)
(2)(3) 17,473 8,442
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $2,000 (1)(2)(3) 6,081 4,229
Total Business Services 12,671
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20,
Cost $14,605 (INR) (1)(2)(3) 4,539
Total Consumer/Retail
FINANCIAL SERVICES  0.1%
Payments  0.1%
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $5,000 (1)(2)(3) 234,741 5,000

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
Ramp Business, Series E-3, Acquisition Date: 11/24/25,
Cost $1,754 (1)(2)(3) 19,485 1,754
Total Financial Services 6,754
INDUSTRIALS  0.7%
Aerospace & Defense  0.2%
Hadrian Automation, Series C-2, Acquisition Date: 12/19/25,
Cost $14,587 (1)(2)(3) 793,223 14,587
K2 Space, Series C, Acquisition Date: 11/21/25, Cost $5,999 (1)
(2)(3) 78,020 5,999
20,586
Transportation Technology Services  0.5%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)
(2)(3) 298,258 46,278
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)
(2)(3) 107,687 16,856
63,134
Total Industrials 83,720
INTERNET  0.1%
Rest of World Internet Services  0.1%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)
(3) 558,273 9,921
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 2,883
Total Internet 12,804
IT SERVICES  0.1%
Data Centers  0.1%
Crusoe, Series E, Acquisition Date: 10/8/25, Cost $12,000 (1)
(2)(3) 142,843 15,427
Total IT Services 15,427
SEMICONDUCTORS  0.6%
Other Semiconductors  0.1%
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $3,000 (1)(2)(3) 72,946 3,887
3,887
Processors  0.5%
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (1)
(2)(3) 653,313 21,085
Lambda, Series D-1, Acquisition Date: 1/24/25, Cost $3,000 (1)
(2)(3) 166,578 5,376
Lambda, Series E-2, Acquisition Date: 6/30/25, Cost $7,000 (1)
(2)(3) 252,676 8,155

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $5,087 (1)(2)(3) 81,714 6,965
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $19,974 (1)(2)(3) 248,958 21,219
62,800
Total Semiconductors 66,687
SOFTWARE  0.7%
Back-Office Applications Software  0.1%
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $3,000 (1)(2)(3) 11,047 3,000
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $1,550 (1)(2)(3) 90,070 1,477
4,477
Front-Office Applications Software  0.4%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $26,959 (1)(2)(3) 191,245 48,658
48,658
Industry-Specific Software  0.0%
Harvey AI Corp, Series F, Acquisition Date: 12/3/25,
Cost $2,000 (1)(2)(3) 80,059 2,000
2,000
Infrastructure and Developer Tool Software  0.2%
X.AI, Series C, Acquisition Date: 11/22/24, Cost $5,000 (1)(2)(3) 230,946 17,427
X.AI, Series E, Acquisition Date: 12/19/25, Cost $10,000 (1)(2)
(3) 132,521 10,000
27,427
Total Software 82,562
Total Convertible Preferred Stocks (Cost $236,831) 280,625
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 3.77% (5)(6) 42,383 42
Total Short-Term Investments (Cost $42) 42

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL  1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Treasury Reserve Fund, 3.75% (5)(6) 228,548,647 228,549
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 228,549
Total Securities Lending Collateral (Cost $228,549) 228,549
Total Investments in Securities
102.0% of Net Assets
(Cost $8,133,538) $ 12,147,495
Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $370,822 and represents 3.1% of net assets.
(4) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(5) Seven-day yield
(6) Affiliated Companies
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $  $  $ 233++
T. Rowe Price Treasury Reserve Fund, 3.75%   1,086++
Totals $ # $  $ 1,319+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 271,784     $ 42
T. Rowe Price Treasury
Reserve Fund, 3.75% 13     228,549
Total $ 228,591^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,319 of dividend income and $0 of interest income.
Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $228,591.

T. ROWE PRICE Science & Technology Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $8,133,538) $ 12,147,495
Receivable for shares sold 9,644
Receivable for investment securities sold 4,794
Dividends receivable 1,766
Cash 1,572
Foreign currency (cost $10) 10
Other assets 140
Total assets 12,165,421
Liabilities
Obligation to return securities lending collateral 228,549
Payable for shares redeemed 17,062
Investment management fees payable 6,525
Due to affiliates 446
Payable to directors 8
Payable for investment securities purchased 2
Other liabilities 403
Total liabilities 252,995
NET ASSETS $ 11,912,426

T. ROWE PRICE Science & Technology Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,226,672
Paid-in capital applicable to 206,471,214 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,685,754
NET ASSETS $ 11,912,426
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,390,313; Shares outstanding:
110,839,735) $ 57.65
Advisor Class
(Net assets: $67,344; Shares outstanding: 1,192,087) $ 56.49
I Class
(Net assets: $5,454,769; Shares outstanding: 94,439,392) $ 57.76

T. ROWE PRICE Science & Technology Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $291) $ 54,583
Securities lending 13,074
Other 40
Total income 67,697
Expenses
Investment management 66,084
Shareholder servicing
Investor Class $ 8,765
Advisor Class 104
I Class 1,257 10,126
Rule 12b-1 fees
Advisor Class 154
Prospectus and shareholder reports
Investor Class 102
Advisor Class 2
I Class 23 127
Custody and accounting 375
Registration 117
Legal and audit 40
Directors 32
Miscellaneous 312
Total expenses 77,367
Net investment loss (9,670)

T. ROWE PRICE Science & Technology Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities 1,160,286
Foreign currency transactions 51
Net realized gain 1,160,337
Change in net unrealized gain / loss
Securities 1,192,038
Other assets and liabilities denominated in foreign currencies (2)
Change in net unrealized gain / loss 1,192,036
Net realized and unrealized gain / loss 2,352,373
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,342,703

T. ROWE PRICE Science & Technology Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (9,670) $ (20,372)
Net realized gain 1,160,337 1,589,260
Change in net unrealized gain / loss 1,192,036 1,507,247
Increase in net assets from operations 2,342,703 3,076,135
Distributions to shareholders
Net earnings
Investor Class (666,242) (507,434)
Advisor Class (7,057) (5,562)
I Class (574,373) (391,599)
Decrease in net assets from distributions (1,247,672) (904,595)
Capital share transactions
*
Shares sold
Investor Class 840,761 750,772
Advisor Class 13,745 14,949
I Class 819,214 958,030
Distributions reinvested
Investor Class 652,191 497,064
Advisor Class 7,055 5,561
I Class 543,478 373,322
Shares redeemed
Investor Class (1,550,566) (1,603,155)
Advisor Class (25,260) (25,795)
I Class (768,609) (597,976)
Increase in net assets from capital share
transactions 532,009 372,772

T. ROWE PRICE Science & Technology Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 1,627,040 2,544,312
Beginning of period 10,285,386 7,741,074
End of period $ 11,912,426 $ 10,285,386
*Share information (000s)
Shares sold
Investor Class 15,103 15,616
Advisor Class 262 310
I Class 14,795 19,761
Distributions reinvested
Investor Class 11,436 9,124
Advisor Class 126 104
I Class 9,513 6,841
Shares redeemed
Investor Class (28,403) (33,112)
Advisor Class (476) (535)
I Class (14,579) (11,933)
Increase in shares outstanding 7,777 6,176

T. ROWE PRICE Science & Technology Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Science & Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Science & Technology Fund, Inc. (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation. The fund has three classes of shares: the Science & Technology Fund, Inc. (Investor Class), the Science &
Technology Fund Advisor Class (Advisor Class) and the Science & Technology
Fund I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received

T. ROWE PRICE Science & Technology Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class s average daily net assets.
Capital Transactions  Each investor s interest in the net assets of the fund is represented by fund shares. The fund s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Science & Technology Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 unobservable inputs (including the Valuation Designee s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Science & Technology Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Science & Technology Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,490,021 $ 58,061 $ 90,197 $ 11,638,279
Convertible Preferred Stocks   280,625 280,625
Short-Term Investments 42   42
Securities Lending Collateral 228,549   228,549
Total $ 11,718,612 $ 58,061 $ 370,822 $ 12,147,495

T. ROWE PRICE Science & Technology Fund

Following is a reconciliation of the fund s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2025, totaled $95,296,000 for the year ended December 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 33,863 $ 7,981 $ 48,353 $  $ 90,197
Convertible Preferred Stocks 94,849 90,613 99,661 (4,498) 280,625
Total $ 128,712 $ 98,594 $ 148,014 $ (4,498) $ 370,822
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$90,197 Recent
comparable
transaction
price(s)
# # # #
Private
company
valuation
# # #
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Science & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
5.6x
- 194.6x
15.9x Increase
Sales growth
rate
104%
- 201%
153% Increase
Enterprise
value to gross
profit multiple
7.8x
- 30.0x
16.3x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Cost of capital 21%
- 38%
35% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
44%
- 74%
57% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% 4% Increase
Volatility 56% 56% Increase
Convertible
Preferred
Stocks
$280,625 Recent
comparable
transaction
price(s)
# -# -# -#
Private
company
valuation
-# -# -#

T. ROWE PRICE Science & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
12.2x
- 194.6x
22.6x Increase
Sales growth
rate
66%
-201%
73% Increase
Enterprise
value to gross
profit multiple
30.0x
- 73.2x
31.6x Increase
Gross profit
growth rate
157% 157% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Enterprise
value to
EBITDA
multiple
8.9x
- 26.2x
17.6x Increase
EBITDA growth
rate
170% 170% Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
17%
- 51%
35% Increase
Cost of capital 21%
- 38%
32% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
44%
- 74%
57% Decrease

T. ROWE PRICE Science & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase

T. ROWE PRICE Science & Technology Fund

the fund s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $287,526,000; the aggregate value of collateral was
$296,671,000 and consisted of cash collateral and related investments of
$228,549,000 and U.S. government securities of $68,122,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $24,051,735,000 and
$24,785,335,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Science & Technology Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the offset of the current net operating loss against realized gains.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 648,161 $ 519,450
Long-term capital gain 599,511 385,145
Total distributions $ 1,247,672 $ 904,595

T. ROWE PRICE Science & Technology Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 8,264,721
Unrealized appreciation $ 4,125,483
Unrealized depreciation (242,767)
Net unrealized appreciation (depreciation) $ 3,882,716
($000s)
Undistributed ordinary income $ 288,791
Undistributed long-term capital gain 55,165
Net unrealized appreciation (depreciation) 3,882,716
Total distributable earnings (loss) $ 4,226,672

T. ROWE PRICE Science & Technology Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund s group fee is determined by applying the group fee rate to the fund s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE Science & Technology Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class s net assets grow or expenses decline sufficiently to allow repayment without causing the class s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $125,000 for Price Associates; $5,100,000 for T. Rowe Price Services,
Inc.; and $1,175,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $ $ $

T. ROWE PRICE Science & Technology Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $26,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $2,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 2% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Science & Technology Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Science & Technology Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Science &
Technology Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Science & Technology Fund, Inc.
(the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the financial statements ).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund s management.
Our responsibility is to express an opinion on the Fund s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Science & Technology Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Science & Technology Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund s distributions to shareholders included:
$599,511,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $47,566,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $46,424,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F61-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Science & Technology Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026